Accrued Litigation Settlement (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 15, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Accrued Litigation Settlement
Accrued litigation settlement			$ 300,000	$ 0
Post judgement interest				$ 7,638
Civil penalty amount	$ 450,000
Description of installment payment plan of civil penalty		The amended payment plan called for the Company to make three $50,000 payments with payments due on August 1, 2023, September 1, 2023 and October 1, 2023 with any remaining principal plus outstanding post-judgement interest to be paid on November 1, 2023
Installment One [Member]
Civil penalty amount	50,000		50,000
Installment Two [Member]
Civil penalty amount	100,000		$ 100,000
Installment Three [Member]
Civil penalty amount	150,000
Installment Four [Member]
Civil penalty amount	$ 150,000